Document and Entity Information	0 Months Ended
Apr. 06, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jun. 30, 2014
Registrant Name	SA FUNDS INVESTMENT TRUST
Central Index Key	0001075065
Amendment Flag	false
Document Creation Date	Apr. 06, 2015
Document Effective Date	Apr. 06, 2015
Prospectus Date	Oct. 29, 2014